Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Jun. 30, 2013 Unaudited
Property & equipment, net of accumulated depreciation	$ (304,824)	$ (332,978)
Intangible property, net of accumulated amortization	$ (389,698)	$ (493,756)
Preferred Stock shares authorized	263,874,315	263,874,315
Preferred Stock par value	$ 0.001	$ 0.001
Preferred Stock issued	0	0
Preferred Stock outstanding	0	0
Common Stock shares authorized	500,000,000	500,000,000
Common Stock par value	$ 0.001	$ 0.001
Common Stock issued	263,874,315	263,874,315
Common Stock outstanding	90,386,036	90,386,036